LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
Balance, beginning of year	4,957	3,252
Additions and modifications	1,451	3,145
Interest expense	257	181
Lease payments	(1,540)	(1,621)
Balance, end of year	5,125	4,957

Current portion	1,180	1,030
Long-term portion	3,945	3,927

Disclosure of detailed information about undiscounted cash flows of lease obligations [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
Less than 1 year	1,405	1,256
2-3 years	2,398	1,840
4-5 years	1,899	689
After 5 years	1	1,900
Total lease payments	5,703	5,685
Amounts representing interest	(578)	(728)
Present value of net lease payments	5,125	4,957